Schedule of Accrued Compensation (Details) - USD ($)	Jan. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll	$ 320,737	$ 311,662	$ 311,590
Accrued bonus	448,570
Accrued retention bonus	318,102
401K payable		7,333	9,065
Accrued severance	115,710	57,982
Total	$ 1,203,119	$ 376,977	$ 320,655